SUBSEQUENT EVENTS	3 Months Ended	11 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after March 31, 2026, the balance sheet date, through the date that the accompanying unaudited condensed financial statements were issued. Based upon this review, other than as set forth below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying unaudited condensed financial statements.

On May 6, 2026, the Company entered into the Second Amendment to the Business Combination Agreement with (i) Blockfusion, (ii) Pubco and (iii) the Merger Subs, which amends the Blockfusion BCA to: (i) increase the post-Closing incentive plan from eight percent (8%) of the aggregate number of shares of Pubco Common Stock issued and outstanding immediately after the Closing to twelve percent (12%) of the aggregate number of shares of Pubco Common Stock issued and outstanding immediately after the Closing, (ii) amend the listing exchange requirements for the Pubco Class A Common Stock (as defined in the Blockfusion BCA) upon the Closing, and (iii) extend the Outside Date (as defined in the Blockfusion BCA).

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after December 31, 2025, the balance sheet date, through the date that the accompanying financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying financial statements.